Subsequent Events - Schedule of Authorized Number of Shares (Details) - $ / shares	Oct. 28, 2019	Oct. 14, 2019	Sep. 30, 2019	Jun. 21, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized			60,000,000	8,888,000,000	60,000,000	8,888,000,000
Preferred stock, shares authorized			337,500		337,500	50,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value			$ 0.001		$ 0.001	$ 0.001
Subsequent Event [Member]
Common stock, shares authorized	60,000,000
Preferred stock, shares authorized	337,500
Common stock, par value	$ 0.001	$ 0.001
Preferred stock, par value	$ 0.001